Share Based Compensation	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
Share-Based Compensation
The Company designs equity compensation plans to attract and retain employees while also aligning employees’ interests with the interests of the Company’s shareholders. In addition, members of the Company’s Board of Directors (the “Board”) participate in equity compensation plans in connection with their service on the Company’s Board.
The Company established the Evoqua Water Technologies Corp. Stock Option Plan (the “Stock Option Plan”) shortly after the acquisition date of January 16, 2014. The plan allows certain management employees and the Board to purchase shares in Evoqua Water Technologies Corp. Under the Stock Option Plan, the number of shares available for award was 11,083. As of September 30, 2018, there were approximately 1,704 shares available for future grants, however, the Company does not currently intend to make additional grants under the Stock Option Plan.
In connection with the IPO, the Board adopted and the Company’s shareholders approved the Evoqua Water Technologies Corp. 2017 Equity Incentive Plan (the “Equity Incentive Plan”), under which equity awards may be made in the respect of 5,100 shares of common stock of the Company. Under the Equity Incentive Plan, awards may be granted in the form of options, restricted stock, restricted stock units (“RSU”), stock appreciation rights, dividend equivalent rights, share awards and performance-based awards (including performance share units and performance-based restricted stock). As of September 30, 2018, there were approximately 3,706 shares available for grants under the Equity Incentive Plan.
Option awards are granted at various times during the year, vest ratably at 25% per year, and are exercisable at the time of vesting. The options granted have a ten-year contractual term.
    A summary of the stock option activity for the year ended September 30, 2018 is presented below:

(In thousands, except per share amounts)	Options	Weighted Average Exercise Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2017	9,060	$5.18	7.5 years
Granted	1,380	$20.94
Exercised	(1,303)	$4.8
Forfeited	(164)	$10.37
Expired	—	—
Outstanding at September 30, 2018	8,973	$7.57	6.9 years	$95,864
Options exercisable at September 30, 2018	5,638	$4.94	6.2 years	$72,362
Options vested and expected to vest at September 30, 2018	8,893	$7.48	6.9 years	$95,651

The total intrinsic value of options exercised (which is the amount by which the stock price exceeded the exercise price of the options of the date of exercise) during the year ended September 30, 2018 was $23,553. During the year ended September 30, 2018, $19 was received from the exercise of stock options. The remaining stock options exercised during the year ended September 30, 2018 were effected through a cashless net exercise.
A summary of the status of the Company's nonvested stock options as of and for the years ended September 30, 2018, 2017 and 2016 is presented below.

	2018		2017		2016
(In thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value/Share	Shares	Weighted Average Grant Date Fair Value/Share	Shares	Weighted Average Grant Date Fair Value/Share
Nonvested at beginning of period	4,300	$1.36	5,931	$1.15	6,840	$0.95
Granted	1,380	$7.91	1,039	$2.12	1,221	$1.97
Vested	(2,180)	$1.20	(2,002)	$1.23	(1,891)	$0.94
Forfeited	(165)	$3.27	(668)	$1.00	(239)	$1.23
Nonvested at end of period	3,335	$4.11	4,300	$1.36	5,931	$1.15

The total fair value of options vested during the year was $2,623, $2,514 and $1,786 for the years ended September 30, 2018, 2017 and 2016, respectively.
Restricted Stock Units
In addition to the establishment of the Equity Incentive Plan, in connection with the IPO, the Company entered into RSU agreements with each of the executive officers and certain other key members of management. Pursuant to the RSU agreements, recipients received, in the aggregate 1,197 stock-settled RSUs, the aggregate value of which equals $25,000. The RSUs will vest and settle in full upon the second anniversary of the IPO (the “Vesting Date”), subject to the grantee’s continued employment with the Company or any of its subsidiaries through the Vesting Date; provided, however, that in the event that a Change in Control (as defined in the RSU agreements) occurs prior to the Vesting Date, the RSUs will vest and settle in full upon the date of such Change in Control, subject to the grantee’s continued employment with the Company or any of its subsidiaries through the Change in Control date. In the event that the grantee’s employment is terminated for any reason prior to the Vesting Date, the grantee will forfeit each of his or her RSUs for no consideration as of the date of such termination of employment; provided, that, if the grantee’s employment is terminated without Cause (as defined in the RSU agreement) prior to the Vesting Date, the RSUs will vest and settle in full upon the Vesting Date as though the grantee had remained employed through such date.
RSUs have also been granted to certain employees and members of the Board as part of the Equity Incentive Plan. These RSUs vest ratably over a period of one to three years.
The following is a summary of the RSU activity for the year ended September 30, 2018.

	Shares	Weighted Average Grant Date Fair Value/Share
Outstanding at September 30, 2017	—	$—
Granted	1,224	$20.88
Forfeited	(11)	$20.88
Outstanding at September 30, 2018	1,213	$20.88
Vested and expected to vest at September 30, 2018	1,142	$20.89

Expense Measurement and Recognition
The Company recognizes share-based compensation for all current award grants and, in future periods, will recognize compensation costs for the unvested portion of previous award grants based on grant date fair values. Share-based compensation expense was $15,742, $2,251 and $1,999 during the years ended September 30, 2018, 2017 and 2016, respectively.
Reported non cash share-based compensation expense was classified on the Consolidated Statements of Operations as shown in the following table:

	Year Ended September 30,
	2018	2017	2016
Cost of services	$80	$43	$35
General and administrative	15,662	2,208	1,964
	$15,742	$2,251	$1,999

The unrecognized compensation expense related to stock options and RSUs was $10,890 and $13,749, respectively at September 30, 2018, and is expected to be recognized over a weighted average period of 2.0 years and 1.1 years, respectively.
The Company has little historic data with respect to estimates of expected employee behaviors related to option exercises and forfeitures. As a result, in addition to Company data, the Company has used historic data from public disclosures of comparable companies which the Company believes to be representative of its own expected employee behaviors.
    The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes valuation model incorporating the assumptions noted in the following table. Option valuation models require the input of highly subjective assumptions, and changes in assumptions used can materially affect the fair value estimate.
Option valuation assumptions for options granted are as follows:

	Year Ended September 30,
	2018	2017	2016
Expected volatility	23.5% - 34.3%	25.30% ‑ 28.70%	27.50% ‑ 29.50%
Expected dividends	—	—	—
Expected term (in years)	6.0 - 6.1	6.0 - 6.1	6.1
Risk free rate	2.5% - 2.8%	1.89% ‑ 1.93%	1.01% ‑ 1.42%
Grant date fair value per share of options granted	$5.58 - $7.96	$2.13 ‑ $2.41	$36.44 ‑ $61.77

The risk‑free interest rate is based on the U.S. treasury security rate in effect as of the date of grant. As the Company has no history with respect to volatility of share prices the expected volatility is not based on realized volatility. The Company, as permitted under ASC 718, has identified guideline public companies who are participants in the Company’s markets. The Company obtained share price trading data from the guideline companies and based their estimate of expected volatility on the implied volatility of the guideline companies. As the guideline companies are comparable in most significant respects, the Company believes they represent an appropriate basis for estimating expected volatility.